Other investments (Tables)	12 Months Ended
Dec. 31, 2017
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Schedule of Other Investments

	2017	2016
	£m	£m
At 1 January	985	1,255
Exchange adjustments	(64)	211
Additions	80	96
Net fair value movements	11	130
Impairment losses	(30)	(24)
Disposals	(64)	(683)

At 31 December	918	985

Schedule of Carrying Value of Other Investments

The carrying value at 31 December of Other investments which have been impaired is as follows:

	2017	2016
	£m	£m
Original cost	475	515
Cumulative impairments recognised in the income statement	(283)	(314)
Subsequent fair value increases	210	282

Carrying value at 31 December	402	483